INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of detailed information about inventories [Text Block]
	December 31,	December 31,
	2017	2016
Ore stockpile	$19,972	$-
Rough diamonds	45,999	-
Supplies inventory	16,202	11,730
Total	$82,173	$11,730